INCOME TAXES - Reconciliation of The Statutory Tax Rate to The Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Profit before income tax	$ 192,884	$ 124,852	$ 76,524
Tax calculated at the tax rate in each country	(33,108)	(27,757)	(13,253)
Argentine Knowledge Economy Law	1,358	1,157	637
Non-deductible expenses / non-taxable gains	61	2,122	1,180
Tax loss carry forward not recognized	(3,096)	(2,873)	(3,686)
Foreign withholding tax	(2,683)	0	0
Exchange difference	(5,937)	(1,146)	(7,185)
Income tax	$ (43,405)	$ (28,497)	$ (22,307)